Stockholders' Equity - Restricted Stock Units (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected weighted average period to recognize unrecognized stock compensation expense	1 year 6 months
Restricted Stock Units (RSUs)
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Grant-date fair value of restricted stock units granted	$ 298.5	$ 265.3	$ 325.0
Fair value of restricted stock units vested	377.6	$ 376.8	$ 314.0
Unrecognized stock compensation expense	$ 414.4
Expected weighted average period to recognize unrecognized stock compensation expense	1 year 8 months 12 days